STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Share-Based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]	Details of stock-based compensation expense:
	Year ended December 31, 2015	Year ended December 31, 2014
Phantom share units	$0.2	$0.8
	$0.2	$0.8

Schedule of Share-based Payment Award, Phantom Share Units, Valuation Assumptions [Table Text Block]
As at December 31, 2015, the fair value of PSUs was estimated using the Black-Scholes option pricing model based the following assumptions:

	2015			2014
	Vesting Date December 31, 2016	Vesting Date May 27, 2018	Vesting Date August 5, 2018	Vesting Date December 31, 2015	Vesting Date December 31, 2016
Risk-free interest rate	0.5%	0.5%	0.5%	1.0%	1.0%
Annual dividends per share	Nil	Nil	Nil	Nil	Nil
Expected stock price volatility	92%	92%	92%	84%	84%
Expected unit life (in years)	1.0	2.3	2.8	1.0	2.0
Average fair value of units granted (in dollars)	$1.03	$1.00	$1.22	$1.95	$1.86

Schedule of Share-based Compensation, Phantom Share Units Award Activity [Table Text Block]
Changes in the number of PSUs outstanding during the years ended December 31 was as follows:

	2015		2014
	Number of options	Weighted average exercise price (in dollars)	Number of options	Weighted average exercise price (in dollars)
Beginning of year	1,307,197	$1.67	948,671	$1.19
Granted	470,301	2.96	691,347	2.10
Exercised	-	-	(166,411)	1.20
Expired or cancelled	(242,747)	1.24	(166,411)	1.20
End of year	1,534,751	$2.13	1,307,197	$1.67